Earnings per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic earnings per share [abstract]
Net profit attributable to shareholders of the Company	¥ 2,073,431	¥ 645,072	¥ 2,215,728
Weighted average number of ordinary shares in issue (thousands of shares)	10,823,814	10,823,814	10,823,814
Basic earnings per share (RMB per share)	¥ 0.192	¥ 0.060	¥ 0.205